Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment as of December 31, 2023 and 2022 consisted of:
	December 31, 2023	December 31, 2022

Computer equipment	$81,138	$84,636
Furniture, fixture, and office and medical equipment	150,292	298,738
Leasehold improvements	543,975	543,975
Laboratory equipment	4,336,764	6,229,072
Motor vehicle	239,093	239,093
	5,351,262	7,395,514
Less: accumulated depreciation and impairment	3,687,336	4,570,455
Property and equipment, net	$1,663,926	$2,825,059